UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2011
(Unaudited)

Number of Contracts		Value
	Options Contracts - 0.2%
	Put Options
60	S&P 500 Index Option
	Exercise Price: $1,300, Expiration Date: July 16, 2011	$45,900
30	S&P 500 Index Option
	Exercise Price: $1,310, Expiration Date: July 16, 2011	31,800
40	S&P 500 Index Option
	Exercise Price: $1,320, Expiration Date: July 16, 2011	56,000
30	S&P 500 Index Option
	Exercise Price: $1,330, Expiration Date: July 16, 2011	59,400
	Total Put Options	193,100
	(Cost $568,659)

Principal Amount
	Short-Term Investments - 89.9%
$50,000,000	U.S. Treasury Bill	49,998,650
	Zero coupon, 0.005%
	Effective Yield, 7/28/2011*
29,360,402	UMB Money Market Fiduciary, 0.01% +	29,360,402
	Total Short-Term Investments	79,359,052
	(Cost $79,359,052)

	Total Investments - 90.1%	79,552,152
	(Cost $79,927,711)
	Other Assets in Excess of Liabilities - 9.9%	8,733,773
	Total Net Assets - 100.0%	$88,285,925

Number of Contracts
	Written Options Contracts - (0.1)%
	Put Options
(60)	S&P 500 Index Option
	Exercise Price: $1,250, Expiration Date: July 16, 2011	(11,850)
(30)	S&P 500 Index Option
	Exercise Price: $1,260, Expiration Date: July 16, 2011	(7,650)
(40)	S&P 500 Index Option
	Exercise Price: $1,270, Expiration Date: July 16, 2011	(12,400)
(30)	S&P 500 Index Option
	Exercise Price: $1,280, Expiration Date: July 16, 2011	(13,050)
	Total Put Options	$(44,950)
	(Proceeds $346,651)

* Security segregated as cover for open written option contracts.
+ The rate is the annualized seven-day yield at period end.

Holdings Allocation ^
U.S. Treasury Bill	56.6%
Money Market	33.3%
Other Assets in Excess of Liabilities	9.9%
Options Contracts	0.2%
^ As a percentage of net assets

See accompanying Notes to Schedule of Investments.

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)

Note 1 – Organization
Ironclad Managed Risk Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve current income and gains. The Fund commenced investment operations on October 14, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the mean between the last available bid and asked prices used.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)
Continued

Note 3 – Federal Income Taxes
At June 30, 2011, gross unrealized appreciation and depreciation of investments and options written based on cost for federal income tax purposes were as follows:

Cost of investments	$79,927,711

Gross unrealized appreciation	$301,701
Gross unrealized depreciation	(375,559)

Net unrealized depreciation	$(73,858)

Proceeds from options written	$(346,651)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to   timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ironclad Managed Risk Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011 (Unaudited)
Continued
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets Table
Investments, at value
Other Financial Instruments
Options Contracts	$193,100	$-	$-	$193,100
Short-Term Investments
Money Market	29,360,402	-	-	29,360,402
U.S. Treasury Bill	-	49,998,650	-	49,998,650
Total Assets	$29,553,502	$49,998,650	$-	$79,552,152

Liabilities Table
Other Financial Instruments
Written Options Contracts	$(44,950)	$-	$-	$(44,950)
Total Liabilities	$(44,950)	$-	$-	$(44,950)

*The fund did not hold any Level 3 securities at June 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	8/26/2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	8/26/2011